Accounting policies - Adoption of IFRS 16 - Leases (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Initial adoption of IFRS 16
Lease liabilities	$ 5,919
Right-of-use assets	$ 5,611
IFRS 16
Initial adoption of IFRS 16
IAS 17 operating lease commitments based on gross cash flows disclosed as at December 31, 2018		$ 10,015
Discounted using the Bank's incremental borrowing rate of 11%		6,090
Add/(less): adjustments due to different treatment of extension and termination options		801
(Less): contracts to which the short-term leases exemption has been applied		77
(Less): services/non-lease components of lease contracts		80
Lease liabilities		$ 6,734
Borrowing rate (as a percent)		11.00%
Right-of-use assets		$ 6,734